Net finance income (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net finance income [Abstract]
Interest income	$ 848	$ 558
Other revenue	0	16
Net foreign exchange gain	65	0
Finance income	913	574
Bank charges	(4)	(3)
Lease interest	(1)	(6)
Net foreign exchange loss	0	(43)
Finance costs	(5)	(52)
Net finance income	$ 908	$ 522